GOING CONCERN (Details) (USD $)	3 Months Ended		5 Months Ended	6 Months Ended		12 Months Ended		29 Months Ended	35 Months Ended
	Oct. 31, 2013	Oct. 31, 2012	Apr. 30, 2011	Oct. 31, 2013	Oct. 31, 2012	Apr. 30, 2013	Apr. 30, 2012	Apr. 30, 2013	Oct. 31, 2013
GOING CONCERN [Abstract]
Net Cash Used In Operating Activities				$ 1,086	$ 54,098	$ 98,579	$ 35,207	$ 135,001	$ 136,087
Net loss	$ (25,733)	$ (54,021)	$ (12,295)	$ (64,121)	$ (84,847)	$ (191,849)	$ (78,215)	$ (282,359)	$ (346,480)